Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 5, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 5, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

THE HARTFORD FLOATING RATE FUND (Prospectus Summary): | THE HARTFORD FLOATING RATE FUND
THE HARTFORD FLOATING RATE FUND

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD FLOATING RATE FUND (Prospectus Summary): | THE HARTFORD FLOATING RATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD FLOATING RATE FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THE HARTFORD FLOATING RATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLAX
THE HARTFORD FLOATING RATE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLBX
THE HARTFORD FLOATING RATE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLCX
THE HARTFORD FLOATING RATE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLYX
THE HARTFORD FLOATING RATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLIX
THE HARTFORD FLOATING RATE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLRX
THE HARTFORD FLOATING RATE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLSX
THE HARTFORD FLOATING RATE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLTX

THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary): | THE HARTFORD GLOBAL HEALTH FUND
THE HARTFORD HEALTHCARE FUND

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary): | THE HARTFORD GLOBAL HEALTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD HEALTHCARE FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THE HARTFORD GLOBAL HEALTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD GLOBAL HEALTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD GLOBAL HEALTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD GLOBAL HEALTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD GLOBAL HEALTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD GLOBAL HEALTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD GLOBAL HEALTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD GLOBAL HEALTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX